UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2014

Date of reporting period:	September 30, 2014

Item 1. Schedule of Investments:

Putnam VT Money Market Fund

The fund's portfolio
9/30/14 (Unaudited)

REPURCHASE AGREEMENTS (27.8%)(a)
				Principal amount	Value

Interest in $326,032,000 joint tri-party repurchase agreement dated 9/30/14 with Citigroup Global Markets, Inc. due 10/1/14 - maturity value of $14,500,000 for an effective yield of 0.001% (collateralized by various U.S. Treasury notes and a mortgage backed security with coupon rates ranging from 0.875% to 3.000% and due dates ranging from 7/31/19 to 10/15/42, valued at $332,552,646)				$14,500,000	$14,500,000

Interest in $128,074,000 joint tri-party repurchase agreement dated 9/30/14 with RBC Capital Markets, LLC due 10/1/14 - maturity value of $14,945,000 for an effective yield of zero % (collateralized by various mortgage backed securities with coupon rates ranging from 1.839% to 5.900% and due dates ranging from 1/1/19 to 7/1/44, valued at $130,635,480)				14,945,000	14,945,000

Interest in $257,546,000 joint tri-party repurchase agreement dated 9/30/14 with Merrill Lynch, Pierce, Fenner and Smith Inc. due 10/1/14 - maturity value of $14,500,000 for an effective yield of zero % (collateralized by a mortgage backed security with a coupon rate of 4.000% and a due date of 8/20/44, valued at $262,696,920)				14,500,000	14,500,000

Total repurchase agreements (cost $43,945,000)					$43,945,000

COMMERCIAL PAPER (23.4%)(a)
	Yield (%)	Maturity date		Principal amount	Value

American Honda Finance Corp.	0.110	11/10/14		$950,000	$949,884

BMW US Capital, LLC	0.090	10/14/14		800,000	799,974

BPCE SA (France)	0.095	10/3/14		750,000	749,996

Canadian Imperial Holdings, Inc.	0.120	11/10/14		700,000	699,907

Coca-Cola Co. (The)	0.210	3/26/15		1,125,000	1,123,845

Coca-Cola Co. (The)	0.150	12/3/14		1,275,000	1,274,665

Commonwealth Bank of Australia 144A (Australia)	0.226	12/5/14		1,575,000	1,575,000

Commonwealth Bank of Australia 144A (Australia)	0.185	10/1/14		950,000	950,000

DnB Bank ASA 144A (Norway)	0.230	10/7/14		1,600,000	1,599,939

DnB Bank ASA 144A (Norway)	0.225	2/2/15		800,000	799,380

General Electric Capital Corp.	0.180	12/15/14		2,300,000	2,299,138

HSBC Bank PLC 144A (United Kingdom)	0.234	10/3/14		900,000	900,000

HSBC USA, Inc. (United Kingdom)	0.230	3/11/15		800,000	799,177

HSBC USA, Inc. (United Kingdom)	0.240	10/6/14		675,000	674,978

Nestle Capital Corp.	0.140	2/23/15		1,200,000	1,199,323

Nestle Finance International, Ltd. (Switzerland)	0.060	10/16/14		1,175,000	1,174,971

Nordea Bank AB (Sweden)	0.230	10/6/14		500,000	499,984

Nordea Bank AB (Sweden)	0.180	1/5/15		1,125,000	1,124,460

Proctor & Gamble Co. (The)	0.150	10/27/14		1,125,000	1,124,878

Prudential PLC (United Kingdom)	0.140	12/10/14		1,500,000	1,499,592

Rabobank USA Financial Corp. (Netherlands)	0.130	11/12/14		500,000	499,924

Roche Holdings, Inc. (Switzerland)	0.113	12/8/14		2,400,000	2,399,486

Skandinaviska Enskilda Banken AB (Sweden)	0.170	10/31/14		700,000	699,901

Skandinaviska Enskilda Banken AB (Sweden)	0.115	10/7/14		915,000	914,982

Standard Chartered Bank/New York 144A	0.210	12/8/14		975,000	974,613

Standard Chartered Bank/New York 144A	0.200	11/3/14		650,000	649,881

State Street Corp.	0.180	12/1/14		1,750,000	1,749,466

State Street Corp.	0.150	11/6/14		600,000	599,910

Svenska Handelsbanken/NewYork, NY (Sweden)	0.200	12/1/14		300,000	299,898

Swedbank AB (Sweden)	0.180	1/14/15		1,575,000	1,574,173

Toyota Motor Credit Corp.	0.220	3/9/15		1,850,000	1,848,202

Toyota Motor Credit Corp.	0.190	12/1/14		550,000	549,823

Westpac Banking Corp. 144A (Australia)	0.226	3/5/15		2,425,000	2,425,164

Total commercial paper (cost $37,004,514)					$37,004,514

MUNICIPAL BONDS AND NOTES (12.9%)(a)
	Yield (%)	Maturity date	Rating(RAT)	Principal amount	Value

Connecticut (0.8%)

Yale University Commercial Paper	0.090	11/17/14	P-1	$1,250,000	$1,249,853

					1,249,853
District of Columbia (1.0%)

American University Commercial Paper, Ser. A	0.190	12/11/14	A-1	925,000	924,653

American University Commercial Paper, Ser. A	0.120	10/21/14	A-1	675,000	674,955

					1,599,608
Illinois (2.0%)

Illinois State Educational Facilities Authority VRDN (Lake Forest Open Lands) (Northern Trust Co. (LOC))(M)	0.050	8/1/33	A-1+	1,000,000	1,000,000

University of Chicago Commercial Paper, Ser. A	0.110	11/20/14	P-1	900,000	899,863

University of Chicago Commercial Paper, Ser. A	0.150	10/6/14	P-1	1,300,000	1,299,973

					3,199,836
Indiana (0.4%)

Saint Joseph County (University of Notre Dame Du Lac) Commercial Paper	0.120	11/4/14	P-1	625,000	624,929

					624,929
Maryland (1.5%)

Johns Hopkins University Commercial Paper, Ser. C	0.120	12/10/14	P-1	500,000	500,000

Johns Hopkins University Commercial Paper, Ser. C	0.120	12/9/14	P-1	1,175,000	1,175,000

Johns Hopkins University Commercial Paper, Ser. C	0.120	11/18/14	P-1	700,000	700,000

					2,375,000
Massachusetts (1.5%)

President and Fellows of Harvard College Commercial Paper	0.120	1/6/15	A-1+	575,000	574,814

President and Fellows of Harvard College Commercial Paper	0.160	12/8/14	A-1+	1,825,000	1,824,448

					2,399,262
Michigan (1.0%)

Trinity Health Corporation Commercial Paper	0.120	11/13/14	P-1	1,550,000	1,549,778

					1,549,778
New York (0.5%)

Trustees of Columbia University in the City of New York Commercial Paper	0.100	11/17/14	P-1	750,000	750,000

					750,000
North Carolina (1.5%)

Duke University Commercial Paper, Ser. B-98	0.120	11/18/14	P-1	2,300,000	2,299,632

					2,299,632
Pennsylvania (1.1%)

Lehigh University Commercial Paper, Ser. A	0.130	12/8/14	P-1	800,000	799,804

Lehigh University Commercial Paper, Ser. A	0.130	10/3/14	P-1	900,000	899,994

					1,699,798
Texas (1.6%)

Board of Regents of Texas Tech University Revenue Financing System Commercial Paper, Ser. A	0.120	11/18/14	P-1	1,175,000	1,175,000

Board of Regents of The Texas A&M University Revenue Financing System Commercial Paper, Ser. B	0.130	10/16/14	P-1	1,000,000	1,000,000

Harris County Health Facilities Development Authority VRDN (Texas Childrens Hospital), Ser. B-1(M)	0.050	10/1/29	VMIG1	435,000	435,000

					2,610,000

Total municipal bonds and notes (cost $20,357,696)					$20,357,696

ASSET-BACKED COMMERCIAL PAPER (12.3%)(a)
	Yield (%)	Maturity date		Principal amount	Value

Alpine Securitization Corp. (Switzerland)	0.190	11/3/14		$750,000	$749,869

Bedford Row Funding Corp. 144A	0.234	7/9/15		2,250,000	2,250,000

Chariot Funding, LLC	0.170	10/9/14		500,000	499,981

CHARTA, LLC	0.110	10/16/14		775,000	774,964

Fairway Finance, LLC 144A (Canada)	0.177	10/6/14		1,200,000	1,200,000

Govco, LLC	0.110	10/22/14		775,000	774,950

Jupiter Securitization Co., LLC	0.150	11/24/14		1,500,000	1,499,663

Liberty Street Funding, LLC (Canada)	0.180	12/18/14		1,125,000	1,124,561

Manhattan Asset Funding Co., LLC (Japan)	0.170	11/4/14		575,000	574,908

MetLife Short Term Funding, LLC	0.140	12/1/14		1,500,000	1,499,644

MetLife Short Term Funding, LLC 144A	0.130	12/15/14		875,000	874,763

Old Line Funding, LLC 144A	0.190	11/7/14		2,400,000	2,399,531

Regency Markets No. 1, LLC 144A	0.130	10/15/14		2,150,000	2,149,883

Thunder Bay Funding, LLC 144A	0.190	11/24/14		2,350,000	2,349,330

Working Capital Management Co. (Japan)	0.130	10/15/14		775,000	774,961

Total asset-backed commercial paper (cost $19,497,008)					$19,497,008

CERTIFICATES OF DEPOSIT (10.9%)(a)
	Interest rate (%)	Maturity date		Principal amount	Value

Australia & New Zealand Banking Group, Ltd./NY FRN	0.484	1/29/15		$1,000,000	$1,000,917

Bank of Montreal/Chicago, IL FRN (Canada)	0.204	3/10/15		1,200,000	1,200,000

Bank of Nova Scotia/Houston FRN	0.233	9/8/15		1,250,000	1,250,000

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) (Japan)	0.245	11/10/14		2,400,000	2,399,347

Canadian Imperial Bank of Commerce/New York, NY FRN	0.224	6/17/15		1,750,000	1,750,000

Citibank, NA	0.210	10/3/14		800,000	800,004

National Australia Bank, Ltd. FRN (Australia)	0.219	2/26/15		1,300,000	1,300,000

Rabobank Nederland NV/NY FRN (Netherlands)	0.243	11/14/14		1,100,000	1,100,077

Sumitomo Mitsui Banking Corp./New York (Japan)	0.250	10/22/14		1,800,000	1,800,000

Svenska Handelsbanken/New York, NY FRN (Sweden)	0.404	12/19/14		2,000,000	2,000,773

Toronto-Dominion Bank/NY FRN (Canada)	0.214	11/18/14		2,700,000	2,700,000

Total certificates of deposit (cost $17,301,118)					$17,301,118

CORPORATE BONDS AND NOTES (6.6%)(a)
	Interest rate (%)	Maturity date		Principal amount	Value

Bank of America, NA notes, Ser. GLOB, BKNT	0.210	10/9/14		$1,600,000	$1,600,018

Bank of New York Mellon Corp. (The) sr. unsec. unsub. FRN notes, Ser. MTN	1.085	11/24/14		1,250,000	1,251,705

Bank of New York Mellon Corp. (The) sr. unsec. unsub. notes, Ser. MTN	3.100	1/15/15		1,000,000	1,008,296

National Australia Bank, Ltd. 144A sr. unsec. FRN notes (Australia)	0.532	1/22/15		1,100,000	1,101,088

Nordea Bank AB 144A sr. unsec. unsub. notes, Ser. 2 (Sweden)	3.700	11/13/14		750,000	752,999

Royal Bank of Canada sr. unsec. FRN notes, Ser. GMTN (Canada)	0.936	10/30/14		140,000	140,080

U.S. Bank, NA/Cincinnati, OH unsec. sub. FRN notes, Ser. BKNT	0.514	10/14/14		2,350,000	2,350,207

Wells Fargo & Co. sr. unsec. unsub. FRN notes	1.155	6/26/15		800,000	805,008

Wells Fargo Bank, NA sr. unsec. FRN notes Ser. MTN(M)	0.324	7/15/19		1,500,000	1,500,000

Total corporate bonds and notes (cost $10,509,401)					$10,509,401

MUTUAL FUNDS (4.1%)(a)
	Yield (%)			Shares	Value

Putnam Money Market Liquidity Fund(AFF)	0.060			6,425,000	$6,425,000

Total mutual funds (cost $6,425,000)					$6,425,000

U.S. TREASURY OBLIGATIONS (2.7%)(a)
	Interest rate (%)	Maturity date		Principal amount	Value

U.S. Treasury Notes FRN	0.085	7/31/16		$800,000	$799,970

U.S. Treasury Notes FRN	0.084	4/30/16		1,590,000	1,590,083

U.S. Treasury Notes FRN	0.060	1/31/16		1,850,000	1,849,645

Total U.S. treasury obligations (cost $4,239,698)					$4,239,698

TOTAL INVESTMENTS

Total investments (cost $159,279,435)(b)					$159,279,435

Key to holding's abbreviations
BKNT	Bank Note
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
GMTN	Global Medium Term Notes
LOC	Letter of Credit
MTN	Medium Term Notes
VRDN	Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2014 through September 30, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $158,240,115.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(b)	The aggregate identified cost on a financial reporting and tax basis is the same.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$8,000,000	$—	$1,575,000	$2,850	$6,425,000
	* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.
(M)	The security's effective maturity date is less than one year.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	74.9%
	Sweden	4.9
	Australia	4.6
	Canada	4.0
	Japan	3.5
	Switzerland	2.7
	United Kingdom	2.4
	Norway	1.5
	Netherlands	1.0
	France	0.5

	Total	100.0%
	Security valuation: The valuation of the fund’s portfolio instruments is determined by means of the amortized cost method (which approximates fair value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed commercial paper	$—	$19,497,008	$—
Certificates of deposit	—	17,301,118	—
Commercial paper	—	37,004,514	—
Corporate bonds and notes	—	10,509,401	—
Municipal bonds and notes	—	20,357,696	—
Mutual funds	6,425,000	—	—
Repurchase agreements	—	43,945,000	—
U.S. treasury obligations	—	4,239,698	—

Totals by level	$6,425,000	$152,854,435	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Citigroup Global Markets, Inc.	Merrill Lynch, Pierce, Fenner and Smith Inc.	RBC Capital Markets, LLC	Total

	Assets:
	Repurchase agreements	$14,500,000	$14,500,000	$14,945,000	$43,945,000

	Total Assets	$14,500,000	$14,500,000	$14,945,000	$43,945,000

	Total Financial and Derivative Net Assets	$14,500,000	$14,500,000	$14,945,000	$43,945,000
	Total collateral received (pledged)##†	$14,500,000	$14,500,000	$14,945,000
	Net amount	$–	$–	$–

†	Additional collateral may be required from certain brokers based on individual agreements.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 26, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: November 26, 2014